Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.4%
Security	Principal Amount (000's omitted)	Value
Education — 1.5%
Chapman University, 1.76%, 4/1/28	$3,070	$ 2,670,018
Grand Canyon University, 4.125%, 10/1/24	4,750	4,732,188
		$ 7,402,206
Hospital — 0.9%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,583,748
Little Co. of Mary Hospital of Indiana, Inc.:
1.581%, 11/1/24	360	354,224
1.973%, 11/1/25	325	309,188
		$ 4,247,160
Total Corporate Bonds (identified cost $12,245,103)		$ 11,649,366

Tax-Exempt Municipal Obligations — 89.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.9%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/37	$3,000	$ 3,130,470
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,058,620
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	3,000	3,000,540
		$ 9,189,630
Education — 6.1%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.021%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,000	$ 1,972,700
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	2,750	2,884,503
Curators of the University of Missouri, 4.00%, 11/1/33	3,000	2,976,870
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/38	2,500	2,500,350
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	1,640	1,653,382
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/39	3,925	3,938,227
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
5.00%, 10/1/28	1,860	1,917,102
Security	Principal Amount (000's omitted)	Value
Education (continued)
New York Dormitory Authority, (School Districts Revenue Bond Financing Program): (continued)
5.00%, 10/1/29	$3,000	$ 3,101,430
5.00%, 10/1/30	2,000	2,065,440
University of North Carolina at Chapel Hill, 4.221%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	6,300	6,303,402
		$ 29,313,406
Electric Utilities — 2.8%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,028,830
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	3,000	3,112,950
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	5,000	4,978,150
Salt River Project Agricultural Improvement and Power District, AZ, 4.00%, 12/1/34	3,250	3,230,338
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	1,365	1,400,995
		$ 13,751,263
Escrowed/Prerefunded — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), Escrowed to Maturity, 4.00%, 4/1/26	$375	$ 378,277
		$ 378,277
General Obligations — 13.8%
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	$1,100	$ 1,106,259
Bristol, VA, 5.00%, 9/1/27	1,920	1,949,395
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,046,540
5.00%, 12/1/30	2,690	2,761,177
5.25%, 12/1/36	1,000	1,076,640
Chicago, IL, 5.50%, 1/1/34	1,000	1,006,310
Connecticut, 4.00%, 6/15/34	5,000	5,004,400
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	2,000	2,095,280
Detroit, MI, 5.00%, 4/1/25	150	150,887
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	2,000	1,682,020
Fort Bend Independent School District, TX, (PSF Guaranteed), 2.375% to 8/1/24 (Put Date), 8/1/49	3,840	3,835,622
Grand Prairie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	3,200	3,207,296
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,241,667
Illinois:
5.00%, 2/1/25	4,000	4,029,320

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.00%, 3/1/25	$3,250	$ 3,277,593
5.00%, 11/1/26	5,000	5,162,950
5.50%, 5/1/30	500	532,410
Lubbock, TX, Waterworks System, 4.00%, 2/15/34	6,625	6,577,432
Millcreek Township School District, PA, 5.00%, 9/15/25	500	500,565
New Jersey, 2.00%, 6/1/27	4,000	3,739,400
New York, NY, 5.00%, 3/1/30	5,000	5,001,300
Ocean City, NJ, 2.00%, 10/15/31	640	544,218
Puerto Rico:
5.625%, 7/1/27	4,200	4,385,556
5.625%, 7/1/29	2,000	2,147,840
Virginia, 2.00%, 6/1/28	2,820	2,595,133
		$ 66,657,210
Hospital — 7.6%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.30%, (SIFMA + 0.42%), 11/15/24(1)	$2,000	$ 1,998,620
Arizona Industrial Development Authority, (Phoenix Children's Hospital), (LOC: TD Bank, N.A.), 4.95%, 2/1/48(2)	700	700,000
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	1,500	1,497,060
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	7,500	7,718,850
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/28	4,000	4,037,800
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	2,065	2,085,774
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	387,872
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System):
5.00%, 7/1/24	400	400,000
5.00%, 7/1/25	475	480,614
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/38	3,340	3,341,804
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/30	3,500	3,704,120
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	2,000	2,006,660
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,000,280
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	2,000	2,049,480
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 5.00%, 10/1/38	2,500	2,515,550
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 5.00%, 11/15/39	$1,575	$ 1,602,358
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,231,168
		$ 36,758,010
Housing — 6.7%
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.10%, 11/15/29	$1,680	$ 1,375,231
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	2,350	2,287,608
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,806,524
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,852,350
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	2,500	2,512,775
Michigan Housing Development Authority, 3.75%, 4/1/27	2,250	2,241,068
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,133	1,033,273
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,196	2,024,870
New York City Housing Development Corp., NY:
Sustainability Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	3,000	2,828,070
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	2,000	1,977,080
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.10%, 9/1/39	1,275	1,279,590
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,800	2,863,448
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	95	95,000
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,003,320
		$ 32,180,207
Industrial Development Revenue — 7.9%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$2,500	$ 2,506,575
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	500	456,105
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.25% to 12/2/24 (Put Date), 12/1/44	3,000	3,001,410
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,000	1,000,000

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), (AMT), 3.25%, 1/1/25	$3,000	$ 2,736,030
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,880	1,890,434
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,514,325
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	915,670
3.875% to 3/6/26 (Put Date), 10/1/48	1,000	1,003,860
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,039,680
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(4)	860	805,622
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(4)	435	402,501
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,928,338
North Carolina Capital Facilities Finance Agency, (Republic Services, Inc.), 3.90%, 7/1/34(5)	3,000	3,000,000
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	2,000	2,010,420
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	2,500	2,500,000
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	979,870
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	4,500	4,499,055
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,095,450
		$ 38,285,345
Insured - Electric Utilities — 0.1%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/24	$115	$ 115,000
Series SS, (NPFG), 5.00%, 7/1/25	300	299,181
		$ 414,181
Insured - General Obligations — 0.1%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 255,990
		$ 255,990
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.1%(6)
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 250,000
		$ 250,000
Insured - Special Tax Revenue — 0.4%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$ 1,052,610
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	1,140	1,096,452
		$ 2,149,062
Insured - Transportation — 1.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.00%, 1/1/27	$815	$ 837,828
(AGM), (AMT), 5.00%, 1/1/28	1,000	1,040,630
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.00%, 1/1/28	3,250	3,382,048
		$ 5,260,506
Lease Revenue/Certificates of Participation — 2.9%
Avon Community School Building Corp., IN:
5.00%, 1/15/30	$500	$ 543,910
5.00%, 7/15/30	500	547,860
California Public Works Board, 5.00%, 9/1/25	4,040	4,127,951
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/25	600	611,598
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,398,450
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/26	1,000	1,029,760
5.00%, 6/15/27	1,000	1,046,230
5.00%, 6/15/33	2,500	2,823,675
		$ 14,129,434
Other Revenue — 7.7%
Black Belt Energy Gas District, AL:
4.25%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$ 4,938,850
5.25% to 10/1/30 (Put Date), 1/1/54	3,500	3,750,495
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,123,340
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,970	5,437,379
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	480,000

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(4)	$1,025	$ 1,060,588
Kentucky Public Energy Authority, Gas Supply Revenue, 5.00% to 8/1/32 (Put Date), 1/1/55	2,345	2,477,938
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	1,800	1,907,784
5.00% to 6/1/31 (Put Date), 12/1/53	2,500	2,674,050
5.00% to 9/1/30 (Put Date), 9/1/53	2,500	2,655,550
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.571%, (67% of SOFR + 1.00%), 12/1/52(1)	7,500	7,498,800
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	145	145,033
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.391%, (66% of 3 mo. SOFR + 0.86%), 9/15/27(1)	2,310	2,309,423
		$ 37,459,230
Senior Living/Life Care — 1.7%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.58%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	$435	$ 428,184
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	480	479,813
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	1,999,539
5.00%, 1/1/30	1,265	1,268,529
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	2,000	1,995,200
4.50%, 10/1/26	2,000	1,995,220
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/28	170	167,358
		$ 8,333,843
Special Tax Revenue — 9.0%
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(4)	$200	$ 183,970
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	325,969
1.15%, 7/1/27	750	682,545
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 4.00%, 8/1/35	5,720	5,724,576
Massachusetts School Building Authority, 5.00%, 8/15/37	3,170	3,221,259
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,016,870
Metropolitan Transportation Authority, TN, 5.25%, 11/15/36	5,500	5,713,290
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	$2,500	$ 2,498,675
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(3)	280	0
5.75%, 5/1/38	295	297,422
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 2/1/36	5,000	5,008,050
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,356,731
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	4,500	3,136,815
4.50%, 7/1/34	5,185	5,194,022
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(3)	276	126,764
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/32	3,600	4,082,796
		$ 43,569,754
Student Loan — 0.6%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,639,496
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,135	1,042,021
		$ 2,681,517
Transportation — 16.5%
Allegheny County Airport Authority, PA, (AMT), 5.00%, 1/1/28	$1,005	$ 1,043,492
Bay Area Toll Authority, CA, (San Francisco Bay Area):
4.18%, (SIFMA + 0.30%), 4/1/56(1)	5,000	4,923,950
(LOC: Barclays Bank PLC), 4.55%, 4/1/55(2)	6,000	6,000,000
Broward County, FL, Airport System Revenue:
(AMT), 5.00%, 10/1/29	2,000	2,026,660
(AMT), 5.00%, 10/1/30	2,480	2,513,728
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/24	2,000	2,008,260
(AMT), 5.00%, 11/15/28	4,920	5,174,315
(AMT), 5.25%, 11/15/26	1,000	1,038,630
(AMT), 5.25%, 11/15/27	1,100	1,151,568
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,645,727
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,193,550
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	3,000	3,001,680
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,046,750

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/28	$2,265	$ 2,373,765
(AMT), 5.00%, 10/1/29	2,000	2,071,880
(AMT), 5.00%, 10/1/32	6,360	6,497,249
North Texas Tollway Authority, 5.00%, 1/1/27	4,000	4,170,240
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	3,031,915
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 6/15/28	2,630	2,649,383
(AMT), 5.00%, 7/1/28	4,800	5,011,728
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/32	1,500	1,533,240
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,000,440
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,000	2,054,140
(AMT), 5.00%, 4/1/40	5,000	5,000,150
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/31	2,460	2,556,358
(AMT), 5.00%, 7/1/32	3,500	3,604,615
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	395	395,976
		$ 79,719,389
Water and Sewer — 2.7%
Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/37	$2,705	$ 2,727,695
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	3,050	3,109,140
San Antonio, TX, Water System Revenue, 4.00%, 5/15/36	4,135	4,088,440
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/33	3,220	3,225,860
		$ 13,151,135
Total Tax-Exempt Municipal Obligations (identified cost $431,956,219)		$433,887,389

Taxable Municipal Obligations — 7.4%
Security	Principal Amount (000's omitted)	Value
Education — 1.9%
University of California, 5.35%, 7/1/41(7)	$9,055	$ 9,055,000
		$ 9,055,000
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.3%
San Diego County Regional Transportation Commission, CA, Escrowed to Maturity, 2.085%, 4/1/25	$1,500	$ 1,464,615
		$ 1,464,615
General Obligations — 1.7%
Beverly Hills Unified School District, CA, 2.06%, 8/1/25	$1,135	$ 1,098,578
California, 7.50%, 4/1/34(8)	2,500	2,889,025
Connecticut, 2.40%, 8/15/24	2,725	2,714,972
Detroit, MI, Social Bonds, 2.711%, 4/1/26	700	664,531
Homewood, AL, 2.00%, 9/1/26	625	587,625
Nashua, NH, 1.40%, 1/15/33	375	284,055
		$ 8,238,786
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,025	$ 974,457
		$ 974,457
Housing — 0.9%
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 5.35%, 11/1/55(7)	$4,530	$ 4,530,000
		$ 4,530,000
Insured - General Obligations — 0.0%(6)
Westland, MI, (BAM), 1.734%, 11/1/31	$400	$ 321,012
		$ 321,012
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$2,035	$ 1,873,889
		$ 1,873,889
Senior Living/Life Care — 0.9%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$145	$ 139,125
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	338,226
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.60%, 11/15/24	4,000	3,951,840
		$ 4,429,191
Special Tax Revenue — 0.7%
American Samoa Economic Development Authority, 2.47%, 9/1/24(4)	$250	$ 248,352

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$3,500	$ 3,012,170
		$ 3,260,522
Student Loan — 0.1%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 359,092
		$ 359,092
Water and Sewer — 0.3%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(7)	$1,500	$ 1,500,000
		$ 1,500,000
Total Taxable Municipal Obligations (identified cost $36,537,543)		$ 36,006,564
Total Investments — 99.6% (identified cost $480,738,865)		$481,543,319
Other Assets, Less Liabilities — 0.4%		$ 1,721,519
Net Assets — 100.0%		$483,264,838
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $4,591,467 or 1.0% of the Fund's net assets.
(5)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(6)	Amount is less than 0.05%.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At June 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	10.0%
Others, representing less than 10% individually	87.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 2.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 1.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 11,649,366	$ —	$ 11,649,366
Tax-Exempt Municipal Obligations	—	433,887,389	—	433,887,389
Taxable Municipal Obligations	—	36,006,564	—	36,006,564
Total Investments	$ —	$481,543,319	$ —	$481,543,319
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.